Accounting Policies - Summary of Significant Assumptions Used in the Group's Impairment Assessments (FVLCOD calculations) (Detail)	12 Months Ended
	Dec. 31, 2018 $ / oz $ / oz R / oz T	Dec. 31, 2017 $ / oz $ / oz R / oz Exchange_Rate T
Disclosure of changes in accounting estimates [line items]
Nominal discount rate	13.50%	13.50%
South deep [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	75 years	78 years
Tarkwa [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	14 years	14 years
Damang [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	7 years	8 years
Cerro Cerona [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	12 years	13 years
St Ives [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	7 years	5 years
Agnew Lawlers [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	4 years	4 years
Granny Smith [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	12 years	11 years
Gruyere [member]
Disclosure of changes in accounting estimates [line items]
Life of mine	12 years	13 years
Rand [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	17	17
Nominal discount rate	13.50%	13.50%
Inflation rate	5.50%	5.50%
Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	28	293
Real discount rates	3.40%	3.80%
Ghanaian cedi [Member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	44	41
Real discount rates	9.50%	9.70%
Peru, Nuevos Soles [Member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	70	41
Real discount rates	4.90%	4.80%
Year 1 [Member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,200	1,200
Copper price per tonne | T	5,951	5,512
Year 1 [Member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | R / oz	525,000	525,000
Long-term exchange rates	13.61	13.61
Year 1 [Member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,600	1,600
Long-term exchange rates	0.75	0.75
Year 2 [Member] | US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,300	1,300
Copper price per tonne | T	6,612	6,171
Year 2 [Member] | Rand [member]
Disclosure of changes in accounting estimates [line items]
Gold price | R / oz	550,000	525,000
Long-term exchange rates	13.16	13.16
Year 2 [Member] | Australia, Dollars [member]
Disclosure of changes in accounting estimates [line items]
Gold price	1,700	1,700
Long-term exchange rates	0.76	0.76